Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Cash and Cash Equivalents

	At December 31,
	2015	2016	2017
	(in thousands)
Cash at banks	$2,408	$8,765	$2,039
Cash equivalents	5,880	11,437	909
Cash and cash equivalents	$8,288	$20,202	$2,948
Most of the cash and cash equivalents is held in U.S. dollar and euros as follows:

	At December 31,
	2015	2016	2017
	(in thousands)
U.S. dollar denominated accounts	$7,352	$19,122	$1,343
Euro denominated accounts	826	949	1,503
GBP denominated accounts	15	23	30
SGP denominated accounts	31	53	16
NIS denominated accounts	25	36	11
RMB denominated accounts	18	2	21
Other currencies denominated accounts	21	17	24
Cash and cash equivalents	$8,288	$20,202	$2,948